Investments - Changes in Non-Marketable Investments Not Accounted for Under the Equity Method (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Equity Securities Without Readily Determinable Fair Value [Roll Forward]
Balance at beginning of year	$ 4,435	$ 5,329
Impairments	(250)	(4,158)
Cash investments in equity securities, net	342	491
Shares received in exchange for services performed	0	2,604
Foreign currency translation adjustments	(244)	169
Balance at end of year	$ 4,283	$ 4,435